UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
----
FORM N-CSR
----
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06142
THE SINGAPORE FUND, INC.
(Exact name of registrant as specified in charter)
----
c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051
(Address of principal executive offices) (Zip code)
c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051
(Name and address of agent for service)
Registrant's telephone number, including area code: (201)
915-3054
Date of fiscal year end:  October 31, 2005
Date of reporting period:  April 30, 2005
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.
Item 1.  Reports to Stockholders.

The Singapore Fund, Inc.

General Information

The Fund
The Singapore Fund, Inc. (the "Fund") is a non-diversified, closed-end management investment company. Its primary investment objective is capital appreciation, which it seeks through investment primarily in Singapore equity securities and, to a lesser degree, investment in equity securities issued by companies in ASEAN Group countries. The ASEAN Group currently is composed of Brunei, Cambodia, Indonesia, Laos, Malaysia, Myanmar (formerly Burma), the Philippines, Singapore, Thailand and Vietnam. The Fund's Investment Manager is DBS Asset Management (United States) Pte. Ltd. (the "Manager"), an indirectly wholly-owned subsidiary of The Development Bank of Singapore, Ltd., Daiwa SB Investments (Singapore) Ltd., the Fund's Investment Adviser, provides the Manager with advice regarding investments.
Shareholder Information
The Fund's shares are listed on the New York Stock
Exchange ("NYSE"). The Fund understands that its shares may trade periodically on certain exchanges other than the NYSE, but the Fund has not listed its shares on those other exchanges and does not encourage trading on those exchanges. The Fund's NYSE trading symbol is "SGF". Weekly comparative net asset value ("NAV") and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's, and also in many other newspapers. The Fund's weekly NAV is also available by visiting www.daiwast.com or calling (800) 933-3440 or (201) 915-3020. Also, the Fund's website includes a monthly market review, a list of the Fund's top ten industries and holdings, the proxy voting policies and procedures, the code of ethics and the audit committee charter.
Inquiries
Inquiries concerning your share account should be directed to EquiServe Trust Company, N.A. (the "Plan Agent") at the number noted below. All written inquiries should be directed to The Singapore Fund, Inc., c/o Daiwa Securities Trust Company, One Evertrust Plaza, 9th Floor, Jersey City, NJ 07302-3051.
Restriction on Beneficial Ownership by Singapore Residents The Fund expects to continue to qualify for a Singapore income tax exemption granted to non-Singapore resident investors with respect to certain types of income derived from Singapore sources. In order for the Fund to be treated as a non-Singapore resident, and therefore qualify for this exemption, not more than 5% of the Fund's issued share capital may be beneficially owned, directly or indirectly, by Singapore residents. For this reason, the Fund's Board of Directors has restricted, and in the future may prohibit, the transfer of the Fund's shares to residents of Singapore. Proxy Voting Policies and Procedures
A description of the policies and procedures that are used by the Fund's Investment Manager to vote proxies relating to the Fund's portfolio securities is available (1) without charge, upon request, by calling (201) 915-3054; (2) by visiting www.daiwast.com; and (3) as an exhibit to the Fund's annual report on Form N-CSR, which is available on the website of the Securities and Exchange Commission (the "Commission") at www.sec.gov. Information regarding how the Investment Manager votes these proxies is now available by calling the same number and on the Commission's website. The Fund has filed its first report on Form N-PX covering the Fund's proxy voting record for the 12-month period ended June 30, 2004.
Quarterly Portfolio of Investments
A Portfolio of Investments will be filed as of the end of the first and third quarters of each fiscal year on Form N-Q and will be available on the Commission's website at www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling (201) 915-3054.
Dividend Reinvestment and Cash Purchase Plan
A Dividend Reinvestment and Cash Purchase Plan (the
"Plan") is available to provide Shareholders with automatic reinvestment of dividends and capital gain distributions in additional Fund shares. The Plan also allows you to make optional semi-annual cash investments in Fund shares through the Plan Agent. A brochure fully describing the Plan's terms and conditions is available from the Plan Agent by calling
(800) 426-5523 or by writing The Singapore Fund, Inc., c/o EquiServe Trust Company, N.A., P.O. Box 43010, Providence, RI 02940-3010. Effective July 1, 2005, American Stock Transfer & Trust Company, 59 Maiden Lane, New York, NY 10038 (800) 937-5449, www.amstock.com, will assume the duties of the Fund's Transfer Agent and Plan Agent.


May 12, 2005
Dear Shareholders:

We are pleased to present the Semi-Annual Report of The
Singapore Fund, Inc. (the "Fund") for the six months ended
April 30, 2005.
Performance Review
U.S.$ Terms
Nov '04
to
Jan ' 05
Feb '05
to
Apr '05
Singapore Fund
6.96%
-3.74%
Straits Times Index ("STI")
7.57%
1.39%
Relative to Benchmark Index
-0.61%
-5.13%

Source: Bloomberg

In the first quarter ended January 31, 2005, the Fund underperformed the benchmark Straits Times Index ("STI") by
0.61 percentage points. The rotation out of smaller-cap stocks continued over the quarter as investors generally became more cautious. In the second quarter ended April 30, 2005, the Fund underperformed the benchmark by 5.13 percentage points - attributable to the write-downs beginning in February of the Fund's holding in Citiraya Industries Ltd. The resulting decline in valuation of Citiraya from its last traded price of U.S.$0.6586 per share at the end of January 2005 to U.S.$0.2434 per share at the end of April 2005 caused the Fund's net asset value ("NAV") to decline by about 6.03%. This write-down was necessitated by the suspension of trading of Citiraya shares on the Singapore stock exchange on January 24, 2005 upon announcements of the Corrupt Practices Investigation Bureau's and, subsequently, the Commercial Affairs Department's investigations of certain company employees and senior management, including a few Executive Directors.
Based on the filing of legal claims by a couple of creditors and a legal demand by one of Citiraya's main bankers, it was decided on May 6, 2005 to further write down the Citiraya holding to zero value. This action was validated by the subsequent announcement, on the same day, of the pullout of a consortium of potential new investors that had earlier proposed to invest S$100 million in Citiraya. This last write-down will reduce the Fund's NAV by another 3.76% in May 2005. The Citiraya write-off is a significant temporary set-back for the Fund and may cause it to underperform its benchmark for this year.
We continue to see a flight to the larger-cap and higher yielding stocks in the second quarter as investors continue-to be cautious over the softer economic environment both locally and overseas. The rotation out of smallercapstocks continued over the quarter as investors generally became more cautious. Nevertheless, we will continue to identify other investment opportunities that will deliver positive returns to help mitigate the Fund's underperformance.
Market Review
For the first half of the Fund's financial year
(November '04 to April '05), the STI surged 7.3%. Most of this increase, however, occurred during the first quarter, on the back of recovery prospects, with technology stocks performing the best as investors looked for a recovery in technology spending from both consumers and businesses. In the second quarter, the market was range-bound, although it ended slightly up quarter-on-quarter ("QoQ"), driven by strong gains of shipping stocks and the Jardine group of companies.
Macro news was slightly positive in the first quarter. Monthly increase in credit growth suggested that domestic demand had bottomed, raising hopes for an economic recovery in the latter part of the year. Retail sales surprised positively despite weak tourist arrivals and news of the possible development of two integrated resorts helped boost overall sentiment. Non-oil domestic exports continued to show strength leading to upgrades in Gross Domestic Product ("GDP") growth estimates. Singapore's full-year 2004 GDP growth was reported at 8.4%.
For the second quarter, macro news changed for the worse. While it was expected that 2005 GDP would slow down, the economy shrank at a faster-than-expected annual rate of 5.8% QoQ in the first quarter of calendar year 2005 due to lower production by the electronics and pharmaceutical sectors. The Monetary Authority of Singapore indicated its growth expectation for 2005 to be in the lower half of the 3% to 5% band and, despite this, intended to maintain its modest tightening bias in its exchange rate policy. Oil prices broke through the US$50/barrel level in February to reach a record high of $58.70 in early April, and still remain above $50. Nonoil domestic exports fell 6.7% month-on-month ("MoM") in March, the sharpest decline since December 2002, reflecting the weak first quarter GDP numbers. The prospects of a recovery have been clouded by poor recent data releases from the United States, which included a weaker U.S. Dollar on concerns about a widening trade deficit, weaker-than-expected March retail sales and declining orders for manufactured goods. The quarter however saw Singapore abolish a four-decade ban on casinos in order to boost tourism and transform itself into a regional tourism hub in the longer term. The government announced on April 18 the decision to proceed with two integrated resort/casino projects to be located on Marina Bay and Sentosa. These projects, estimated to be worth S$5 billion in investment, are expected to add S$1.5 billion to Singapore's GDP, create up to 35,000 new jobs and provide a boost to the construction sector and tourism related services such as hospitality, entertainment, food, retail, etc.
Outlook & Strategy

Benchmark
(%)
Portfolio
(%)
Comments
Telecommunication
& Media
15.8
12.9
Defensive qualities
largely priced in.
Likely to under
perform going
forward.
Finance
35.5
22.5
With the benefit of
rising interest
rates capped by
competition,
margins are
expected to remain
under pressure and
flat.  Valuations
however are
reasonable and
capital management
activities should
enhance dividend
yields
significantly.
Sector limit of 25%
is applicable.
Real Estate
12.2
15.8
Laggard both within
the Singapore
equity market and
in comparison to
regional peers.
Beneficiary of the
recently approved
Integrated Resorts
projects.  Longer
term expectations
for price
appreciation as
fundamentals
improve and as the
economy gathers
traction and
consumer confidence
returns.  Some
profit-taking
trimming ahead will
reduce sector
weight.
Transport
9.1
10.4
Longer term
fundamentals for
airline industry
remain reasonable
with catalysts from
cost cutting
initiatives, low
cost carriers'
consolidation and
expected greater
access to
Australia-U.S.
route.  High fuel
costs remain an
industry negative.
Consumer
3.9
5.3
Defensive qualities
yet to be
appreciated by
market.  Under
valued given
healthy growth
prospects.
Technology
5.8
7.3
Exposure in
technology services
rather than
hardware.  Sector
exposure should
decline further due
to Citiraya write-
down.
Conglomerate
12.4
8.9
Sector had been a
stronger-than-
expected performer
due to market shift
to quality.

Despite strong longer term fundamentals, earnings momentum for the overall market should slow this year. Given that the Singapore market already performed well last year coupled with the lack of any near term positive surprises until the second half of calendar year, some near term correction or lackluster market performance could be expected. Stock selection will remain key to achieving returns and reducing Fund underperformance going forward. Portfolio Management
Mr. Lim Chi Teong has been the Fund's portfolio manager since April 15, 2005 and is responsible for the day-to-day management of the Fund's portfolio. Chi Teong joined DBS Asset Management Ltd. ("DBSAM"), of which the Fund's Investment Manager, DBS Asset Management (United States) Pte. Ltd., is a wholly owned subsidiary, in February 2005. Prior to this, he was the Director of Investment Management at Pheim Asset Management Malaysia and Advisor to Pheim Asset Management Singapore.


Mr. Teo Chon Kiat supports Chi Teong as the alternate portfolio manager. Prior to joining DBSAM in 1998, Chon Kiat was a quantitative analyst with Koeneman Capital Management.
The Fund's management would like to thank you for your participation in The Singapore Fund, Inc. and would be pleased to hear from you.
Sincerely,



IKUO MORI
Chairman of the Board



Portfolio of Investments

April 30, 2005 (unaudited)

COMMON STOCKS-92.50%

Shares

Value
SINGAPORE-92.50%

Agricultural Biotechnology-2.28%

10,000,000
China Sun Bio-chem
Technology Group
Co., Ltd.*
$2,159,
893
Banks & Financial Services-22.51%

1,043,000
Oversea-Chinese
Banking Corp. Ltd.
8,503,4
07
1,474,712
United Overseas Bank
Ltd.
12,830,
605

21,334,
012
Building Materials-1.49%

1,999,000
Hong Leong Asia Ltd.

1,410,8
30
Chemicals and Plastics-0.92%

1,900,000
China Flexible
Packaging Holdings,
Ltd.
866,999
Communications-Media-4.87%

1,740,683
Singapore Press
Holdings Ltd.
4,617,5
32
Conglomerate-3.74%

196,800
Jardine Matheson
Holdings Ltd.
3,542,4
00
Diversified-1.68%

162,000
Jardine Strategic
Holdings, Ltd.
1,595,7
00
E-Business-2.19%

4,794,000
DMX Technologies
Group, Ltd.*
2,070,9
05
Education-0.98%

2,196,000
Raffles Education
Corp. Ltd.
928,584
Foods-2.05%

4,839,000
Food Junction
Holdings, Ltd.
1,943,1
37
Industrial-3.14%

1,975,000
Singapore
Technologies
Engineering Ltd.+
2,980,0
44
Leisure and Tourism-1.15%

2,577,000
Raffles Holdings
Ltd.+
1,089,6
90
Manufacturing-0.31%

2,500,000
Linair Technologies
Ltd.*
296,605
Property Development-15.78%

300,000
Capitacommercial
Trust, Ltd.+
257,362
1,400,000
Capitalland Ltd.+
2,172,0
61
1,070,000
City Developments
Ltd.
4,491,9
69
990,000
Hongkong Land
Holdings, Ltd.
2,861,1
00
1,500,000
Keppel Land Ltd.+
2,299,8
30
5,072,333
Wing Tai Holdings
Ltd.
2,870,0
84


14,952,
406
Recycling-3.76%

14,641,000
Citiraya Industries,
Ltd.**
3,563,1
54
Semiconductor-1.09%

1,700,000
STATS ChipPAC Ltd.*+
1,034,3
15
Shipyards-3.46%

503,500
Keppel Corp. Ltd.+
3,277,8
35
Technology-0.23%

1,250,000
Sarin Technologies
Ltd.
216,750
Telecommunications-8.06%

4,900,650
Singapore
Telecommunications
Ltd.+
7,633,0
39
Transportation-Air-4.17%

580,150
Singapore Airlines
Ltd.+
$3,953,
322
Transportation-Marine-6.24%

5,588,000
Cosco Corp.
(Singapore) Ltd.
$3,953,
322
Water Treatment Systems-2.40%

1,100,313
Hyflux Ltd.
2,276,1
39
Total Common Stocks

(Cost-$70,25
2,312)

87,659,
037

PREFERRED STOCKS-0.38%
SINGAPORE-0.38%

Property Development-0.38%

463,200
City Developments
Ltd. (Non-
convertible
Cumulative)
355,094
Total Preferred Stocks
(Cost-$269,867)


TIME DEPOSITS-8.60%
Principal Amount
(000)


SINGAPORE
DOLLAR-7.13%


11,101
Citibank Singapore
0.58%, due 5/2/05
6,754,3
01
U.S. DOLLAR-1.47%


172
Bank of New York,
0.05%, due 5/2/05
172,288
1,226
Citibank Singapore,
1.978%, due 5/2/05
1,225,9
90
Total U.S. Dollar Time Deposits
1,398,2
78


Total Time Deposits
(Cost-$8,152,963)
8,152,5
79
Total Investments-101.48%
(Cost-$78,675,142)
96,166,
710
Liabilities in excess of other
assets-(1.48)%
(1,402,
945)
NET ASSETS (Applicable to 9,211,045 shares
of capital stock outstanding; equivalent
to $10.29 per share)-100.00%
$94,763
,765

*	Non-income producing securities.
+	Deemed to be an affiliated issuer (see next page).
**	Fair valued security.  This security has been valued in
good faith in such a manner as prescribed by the Board of Directors.


See accompanying notes to financial statements.


TEN LARGEST EQUITY POSITIONS HELD
April 30, 2005 (unaudited)
Issue
Percent
of Net
Assets
United Overseas Bank
Ltd
13.54%
Oversea-Chinese
Banking Corp. Ltd.
8.97
Singapore
Telecommunications
Ltd.
8.06
Cosco Corp.
(Singapore) Ltd
6.24
City Developments
Ltd.#
5.11
Singapore Press
Holdings Ltd
4.87
Singapore Airlines
Ltd
4.17
Citiraya Industries,
Ltd
3.76
Jardine Matheson
Holdings Ltd
3.74
Keppel Corp. Ltd
3.46

EQUITY CLASSIFICATIONS HELD
April 30, 2005 (unaudited)
Industry
Percent
of Net
Assets
Banks & Financial
Services
22.51%
Property Development#

16.16
Telecommunications
8.06
Transportation-Marine

6.24
Communications-Media

4.87
Transportation-Air
4.17
Recycling
3.76
Conglomerate
3.74
Shipyards
3.46
Industrial
3.14
Water Treatment
Systems
2.40
Agricultural
Biotechnology
2.28
E-Business
2.19
Foods
2.05
Diversified
1.68
Building Materials
1.49
Leisure and Tourism

1.15
Semiconductor
1.09
Education
0.98
Chemicals and
Plastics
0.92
Manufacturing
0.31
Technology
0.23

# Includes the value of preferred stocks.

Affiliated Holdings
Temasek Holdings, an Asian investment company located in Singapore, holds 28% of DBS Group, the parent of the Manager. Temasek Holdings also owns at least 25% of the following portfolio securities, which are deemed affiliated holdings because of this common ownership.

Name of Affiliated
Holding
Number
of
Shares
Held
October
31,
2004
Purchas
e Cost
Sales
Cost
Number
of
Shares
Held
April
30,
2005
Market
Value
at
April
30,
2005
Dividen
d
Income
Capitacommercial Trust,
Ltd
300,000
$		-
$
	-
300,000
$
	257,36
2
$	5,862
Capitaland Ltd.
-
1,927,9
28
-
1,400,0
00
2,172,0
61
-
Keppel Corp
587,500
-
145,608
503,500
3,277,8
35
-
Keppel Land Ltd.
-
1,891,3
60
-
1,500,0
00
2,299,8
30
-
Raffles Holdings Ltd.
-
995,464
-
2,577,0
00
1,089,6
90
-
Singapore Airlines Ltd.

580,150
-
-
580,150
3,953,3
22
35,076
Singapore Technologies
Engineering Ltd.
1,975,0
00
-
-
1,975,0
00
2,980,0
44
146,695
Singapore
Telecommunications Ltd.

5,009,6
50
985,193
515,957
4,900,6
50
7,633,0
39
-
STATS ChipPAC Ltd.
-
946,348
-
1,700,0
00
1,034,3
15
-
Totals




$
	24,697
,498
$
	187,63
3


Statement of Assets and Liabilities
April 30, 2005 (unaudited)

Assets


Investment in securities, at value:


Unaffiliated securities (cost-
$61,085,938)
$
71,469,21
2

Affiliated securities (cost-
$17,589,204)
24,697,49
8
$
96,166,7
10
Cash denominated in foreign currency
(cost-$8,014)

8,358
Receivable for securities sold

202,965
Prepaid expenses

23,570
Total assets

96,401,6
03



Liabilities


Payable for securities purchased

1,400,22
8
Accrued expenses and other liabilities

237,610
Total liabilities

1,637,83
8



Net Assets


Capital stock, $0.01 par value per
share; total 100,000,000 shares
authorized; 9,211,045 shares issued and
outstanding

92,111
Paid-in capital in excess of par value

106,461,
813
Accumulated net investment income

44,459
Accumulated net realized loss on
investments

(29,324,
176)
Net unrealized appreciation on
investments and other asset	s and
liabilities denominated in foreign
currency

17,489,5
58
Net assets applicable to shares
outstanding

$
	94,763,
765
Net Asset Value Per Share

$		10.29

See accompanying notes to financial statements.


Statement of Operations

For the Six Months Ended April 30, 2005 (unaudited)

Investment Income:


Dividends:


Unaffiliated securities (net of
withholding taxes of - $92,654)
$ 665,190

Affiliated securities (net of
withholding taxes of - $1,465)
187,633
$
852,823
Interest

16,761
Total investment income

869,584



Expenses:


Investment management fee

347,905
Investment advisory fee

175,971
Administration fee and expenses

99,261
Custodian fees and expenses

46,289
Audit and tax services

44,631
Legal fees and expenses

27,076
Insurance expense

23,342
Reports and notices to shareholders

20,332
Directors' fees and expenses

19,836
Transfer agency fee and expenses

7,736
Other

21,619
Total expenses

833,998
Net investment income.

35,586



Realized and unrealized gains from
investment activities and foreign
currency transactions:


Net realized gains on investments:


Unaffiliated securities
2,770,735

Affiliated securities
898,741
3,669,47
6
Net realized foreign currency
transaction gains

257,223
Net change in unrealized appreciation
(depreciation) on investments in equity
securities

(1,059,8
00)
Net change in unrealized appreciation
(depreciation) on other assets and
liabilities denominated in foreign
currency

(89,390)
Net realized and unrealized gains from
investment activities and foreign
currency transactions

2,777,50
9
Net increase in net assets resulting from operations

$
2,813,09
5

See accompanying notes to financial statements.


Statement of Changes in Net Assets


For the Six
Months
Ended
April 30,
2005
(unaudited)
For the
Year Ended
October 31
, 2004
Increase (decrease) in net assets from
operations:


Net investment income
$ 35,586
$ 1,658,62
9
Net realized gain on:


Investments
3,669,476
10,622,842
Foreign currency transactions
257,223
376,953
Net change in unrealized appreciation
(depreciation) on:


Investments in equity securities
(1,059,800)
1,042,102
Translation of short-term
investments and other assets and
liabilities denominated in foreign
currency
(89,390)
(29,602)
Net increase in net assets resulting
from operations
2,813,095
13,670,924
Dividends and distributions to
shareholders from:


Net investment income
(2,025,569)
(874,505)
From capital stock transactions:


Sale of capital stock resulting from:


Reinvestment of dividends
34,002
13,496
Net increase in net assets
821,528
12,809,915
Net assets:


Beginning of period
93,942,237
81,132,322
End of period (including
undistributed net investment income
of


$44,459 and $2,034,442,
respectively)
$94,763,765
$93,942,23
7

See accompanying notes to financial statements.


Notes to Financial Statements

Organization and Significant Accounting Policies
The Singapore Fund, Inc. (the "Fund") was incorporated in Maryland on May 31, 1990 and commenced operations on July 31, 1990. It is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company.
The following significant accounting policies are in conformity with generally accepted accounting principles in the Unites States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reporting results could differ from those estimates. Valuation of Investments-Securities which are listed on foreign stock exchanges and for which market quotations are readily available are valued at the last sale price on the exchange on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales on such day, at the closing price quoted for such securities. However, if bid and asked quotations are available, such securities are valued at the mean between the last current bid and asked prices, rather than at such quoted closing price. Securities that are traded over-the-counter, if bid and asked price quotations are available, are valued at the mean between the current bid and asked prices, or, if such quotations are not available, are valued as determined in good faith by the Board of Directors (the "Board") of the Fund. In instances where quotations are not readily available or where the price as determined by the above procedures is deemed not to represent fair market value, fair value will be determined in such manner as the Board may prescribe. Short-term investments having maturity of 60 days or less are valued at amortized cost, except where the Board determines that such valuation does not represent the fair value of the investment. All other securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board.
Foreign Currency Translation-The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Fund does not isolate the effect of fluctuations in the market price of securities.
Tax Status-The Fund intends to continue to distribute substantially all of its taxable income and to comply with the minimum distribution and other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income or excise taxes is required. During the six months ended April 30, 2005, the Fund was subject to withholding tax, ranging from 10% to 20%, on certain income from its investments.
The Fund continues to meet the conditions required to qualify for the exemption from Singapore income tax, available to non-Singapore residents who are beneficiaries of funds managed by approved fund managers, in respect of certain types of income. Accordingly, no provision for Singapore income tax is required.
Investment Transactions and Investment Income-Investment transactions are recorded on the trade date (the date upon which the order to buy or sell is executed). Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded on the ex-date, except for certain dividends and corporate actions involving foreign securities which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income is recorded on an accrual basis.
Dividends and Distributions to Shareholders-The Fund records dividends and distributions payable to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These book basis/tax basis ("book/tax") differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.
Forward Foreign Currency Contracts-The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of its assets denominated in a particular currency, subject to a maximum limitation of 20% of the value of its total assets committed to the consummation of such forward foreign currency contracts. In addition, the Fund will not take positions in foreign forward currency contracts where the settlement commitment exceeds the value of its assets denominated in the currency of the contract. If the Fund enters into forward foreign currency contracts, its custodian or subcustodian will maintain cash or readily marketable securities in a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such contracts.
Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Investment Manager and Investment Adviser
The Fund has entered into an Investment Management
Agreement (the "Management Agreement") with DBS Asset Management (United States) Pte. Ltd. (the "Manager"). Pursuant to the Management Agreement, the Manager makes investment management decisions relating to the Fund's assets. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.80% of the first $50 million of the Fund's average weekly net assets and 0.66% of the Fund's average weekly net assets in excess of $50 million. In addition, as permitted by the Management Agreement, the Fund reimburses the Manager for its out-of-pocket expenses related to the Fund. During the six months ended April 30, 2005, no such expenses were paid to the Manager.
The Fund has entered into an Investment Advisory
Agreement (the "Advisory Agreement") with Daiwa SB Investments (Singapore) Limited (the "Adviser"), which provides general and specific investment advice to the Manager with respect to the Fund's assets. The Fund pays the Adviser a monthly fee at an annual rate of 0.40% of the first $50 million of the Fund's average weekly net assets and 0.34% of the Fund's average weekly net assets in excess of $50 million. In addition, as permitted by the Advisory Agreement, the Fund reimburses the Adviser for its out-of-pocket expenses related to the Fund. During the six months ended April 30, 2005, no such expenses were paid to the Adviser.
At April 30, 2005, the Fund owed to the Manager and the Adviser $57,542 and $28,897 for management and advisory fees, respectively.
Administrator and Custodian and Other Related Parties
Daiwa Securities Trust Company ("DSTC"), an affiliate of the Adviser, provides certain administrative services to the Fund. For such services, the Fund pays DSTC a monthly fee at an annual rate of 0.20% of the Fund's average weekly net assets, with a minimum fee of $150,000. In addition, as permitted by the Administration Agreement, the Fund reimburses the Administrator for its out-of-pocket expenses related to the Fund. During the six months ended April 30, 2005, expenses of $4,500 were paid or accrued to the Administrator, representing reimbursement to the Administrator of costs relating to the attendance by its employees at meetings of the Fund's Board.
DSTC also acts as custodian for the Fund's assets and appoints subcustodians for the Fund's assets held outside of the United States. DSTC has appointed DBS Bank Ltd. ("DBS Bank"), an affiliate of the Manager, to act as the subcustodian for all of the cash and securities of the Fund held in Singapore. As compensation for its services as custodian, DSTC receives a monthly fee and reimbursement of out-of-pocket expenses related to the Fund. Such expenses include the fees and out-of-pocket expenses of each of the subcustodians. During the six months ended April 30, 2005, DSTC earned $10,398 and DBS Bank earned $33,162 from the Fund for their respective custodial services.
At April 30, 2005, the Fund owed to DSTC $15,548 and
$17,502 for administration and custodian fees, respectively. The latter amount includes fees and expenses payable to DBS Bank totaling $15,947.
During the six months ended April 30, 2005, the Fund paid or accrued $24,795 for legal services, in connection with the Fund's on-going operations, to a law firm of which the Fund's Assistant Secretary is a partner.
Investments in Securities and Federal Income Tax Matters
For federal income tax purposes, the cost of securities owned at April 30, 2005 was $70,337,283, excluding short-term interest-bearing investments. At April 30, 2005, the net unrealized appreciation on investments, excluding short-term securities, of $17,307,055 was composed of gross appreciation of $19,648,387 for those investments having an excess of value over cost, and gross depreciation of $2,341,332 for those investments having an excess of cost over value. For the six months ended April 30, 2005, the total aggregate cost of purchases and net proceeds from sales of portfolio securities, excluding the short-term securities, were $18,694,441 and $15,982,495, respectively.
At October 31, 2004, the Fund had a remaining capital loss carryover of $33,065,979, of which $732,048 expires in the year 2006, $14,066,604 expires in the year 2008, $16,509,415 expires in the year 2009 and $1,757,912 expires in the year 2010, available to offset future net capital gains.
Concentration of Risk
Investments in countries in which the Fund may invest may involve certain considerations and risks not typically associated with U.S. investments as a result of, among others, the possibility of future political and economic developments and the level of governmental supervision and regulation of the securities markets in which the Fund invests.
At April 30, 2005, the Fund had 11,101,368 Singapore
Dollars valued at $6,754,301 on deposit with a single financial institution.
Capital Stock
There are 100,000,000 shares of $0.01 par value common stock authorized. During the six months ended April 30, 2005, 3,912 shares were issued as a result of the reinvestment of dividends paid to those shareholders electing to reinvest dividends. Of the 9,211,045 shares outstanding at April 30, 2005, Daiwa Securities America, Inc., an affiliate of the Adviser and DSTC, owned 15,118 shares.


Financial Highlights
Selected data for a share of capital stock outstanding during each period is presented below:


For
the
Six
Months
Ended
April
30,
2005
(unaud
ited)






For the Years Ended October 31,


2004
2003
2002
2001
2000
Net asset value,
beginning of period
$10.20
$ 8.81
$ 6.46
$ 5.76
$ 8.12
$10.07
Net investment income
0.01
0.18
0.08
0.02
0.10
- *
Net realized and
unrealized gains
(losses) on
investments and
foreign currency
transactions
0.30
1.31
2.28
0.76
(2.46)
(1.95)
Net increase
(decrease) in net
asset value
resulting from
operations
0.31
1.49
2.36
0.78
(2.36)
(1.95)
Less: dividends and
distributions to
shareholders






Net investment
income
(0.22)
(0.10)
(0.01)
(0.08)
-
-
Net asset value, end
of period
$10.29
$10.20
$ 8.81
$ 6.46
$ 5.76
$8.12
Per share market
value, end of period
$
8.680
$
8.520
$
7.620
$
5.000
$
4.480
$
6.375
Total investment
return:






Based on market
price at beginning
and end of period,
assuming
reinvestment of
dividends
4.46%
13.25%
52.59%
13.39%
(29.73
)%
(28.68
)%
Based on net asset
value at beginning
and end of period,
assuming
reinvestment of
dividends
3.44%
17.27%
36.55%
13.94%
(29.06
)%
(19.36
)%
Ratios and
supplemental data:






Net assets, end of
period (in millions)
$ 94.8
$ 93.8
$ 81.1
$ 59.4
$ 53.0
$ 74.7
Ratios to average
net assets of:






Expenses
1.76
%**
1.65 %
1.85 %
2.12 %
2.15 %
1.93 %
Expenses, excluding
waiver of
Administration and
Advisory fee
applicable to net
investment income
-
1.82 %
2.04 %
2.20 %
2.20 %
-
Net investment
income
0.08
%**
1.93 %
1.19 %
0.23 %
1.47 %
0.04 %
Portfolio turnover
18.27
%
77.05
%
93.13
%
103.33
%
152.18
%
155.83
%

* Represents less than 0.005 per share.
** Annualized.


Results of Annual Meeting of Stockholders (unaudited)

On June 2, 2005, the Annual Meeting of Stockholders of
The Singapore Fund, Inc. (the "Fund") was held and the following matter was voted upon and passed.
Election of one Class II Director to the Board of Directors of the Fund to serve for a term expiring on the date on which the Annual Meeting of Stockholders is held in the year 2008.
Number of Shares/Votes

Class II
Voted For
Proxy Authority
Withheld
Martin J. Gruber
5,737,976
205,808

In addition to the Director re-elected at the Meeting, Austin C. Dowling, David G. Harmer, Ikuo Mori and Oren G.
Shaffer were the other members of the Board who continue to serve as Directors of the Fund.
An Important Notice Concerning Our Privacy Policy

This Privacy Notice describes the types of non-public information we collect about you, the ways we safeguard the confidentiality of this information and when this information may be shared with others. In this Privacy Notice, the terms "we," "our" and "us" refer to the Fund. The term "you" in this Privacy Notice refers broadly to all of our individual stockholders (including prospective and former individual stockholders).
In order to provide you with services, we collect
certain non-public information about you. We obtain this personal information from the following sources:
?	Applications and other forms you submit to us.
?	Dealings and transactions with us or others.
We do not disclose any non-public personal information about you to anyone, except as permitted by law. For instance, so that we may effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose.
We maintain physical, electronic and procedural security measures that comply with federal standards to safeguard your non-public personal information. Access to such information is restricted to those agents of the Fund who are trained in the proper handling of client information and who need to know that information in order to provide services to stockholders.


(This page has been left blank intentionally.)



BOARD OF DIRECTORS
Ikuo Mori, Chairman
Austin C. Dowling
Martin J. Gruber
David G. Harmer
Oren G. Shaffer

Semi-Annual Report
April 30, 2005
OFFICERS
John J. O'Keefe
Vice President and
Treasurer
Yuko Uchida
Secretary
Anthony Cambria
Chief Compliance Officer
Leonard B. Mackey, Jr.
Assistant Secretary

[SINGAPORE FUND LOGO]
ADDRESS OF THE FUND
c/o Daiwa Securities Trust
Company
One Evertrust Plaza, 9th
Floor
Jersey City, NJ 07302-3051


INVESTMENT MANAGER
DBS Asset Management
(United States) Pte. Ltd.
INVESTMENT ADVISER
Daiwa SB Investments
(Singapore) Ltd.
ADMINISTRATOR AND CUSTODIAN
Daiwa Securities Trust
Company
TRANSFER AGENT AND
REGISTRAR
EquiServe Trust Company,
N.A.
LEGAL COUNSEL
Clifford Chance US LLP
INDEPENDENT REGISTERED
PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP





Notice is hereby given in
accordance with Section
23(c) of the Investment
Company Act of 1940 that
from time to time the Fund
may purchase shares of its
common stock in the open
market at prevailing market
prices.
This report is sent to
shareholders of the Fund
for their information.  It
is not a prospectus,
circular or representation
intended for use in the
purchase or sale of shares
of the Fund or of any
securities mentioned in the
report.
The financial information
included herein is taken
from the records of the
Fund without examination by
the Independent Registered
Public Accounting Firm
which does not express an
opinion thereon.

The Singapore Fund, Inc.
c/o Daiwa Securities Trust
Company
One Evertrust Plaza
Jersey City, New Jersey
07302
INVESTMENT MANAGER Daiwa SB
Investments (U.S.A.) Ltd..
INVESTMENT ADVISER Daiwa SB
Investments Ltd..


Item 2.  Code of Ethics.
Not applicable for this semi-annual report.
Item 3.  Audit Committee Financial Expert.
Not applicable for this semi-annual report.
Item 4.  Principal Accountant Fees and Services.
Not applicable for this semi-annual report.
Item 5.  Audit Committee of Listed Registrants.
Not applicable for this semi-annual report.
Item 6.  Schedule of Investments.
The Registrant's "Schedule I-Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for this semi-annual report.
Item 8.  Portfolio Managers of Closed-End Management
Investment Companies.
Not applicable for this semi-annual report.
Item 9.  Purchase of Equity Securities By Closed-End
Management Investment Company and Affiliated
Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

Period
(a)
Total
Number of
Shares
(or
Units)
Purchased
(b)
Average
Price
Paid per
Share
(or
Unit)
(c)
Total Number
of Shares
(or Units)
Purchased as
Part of
Publicity
Announced
Plans or
Programs
(d)
Maximum Number
(or Approximate
Dollar Value) of
Shares (or Units)
that may yet be
Purchased Under
the Plans or
Programs
November

0
N/A
0
0
December

0
N/A
0
0
January

0
N/A
0
0
February

0
N/A
0
0
March

0
N/A
0
0
April

0
N/A
0
0
Total

0
N/A
0
0

Item 10.  Submission of Matters to a Vote of Security
Holders.
There have not been any material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of
Schedule 14A or this Item.
Item 11.  Controls and Procedures.
(a)	The Registrant's principal executive officer and
principal financial officers, based on their evaluation
of the Registrant's disclosure controls and procedures
as of a date within 90 days of the filing of this
report, have concluded that such controls and procedures
are adequately designed to ensure that information
required to be disclosed by the registrant in Form N-CSR
is accumulated and communicated to the Registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes in the Registrant's internal
control over financial reporting that occurred during
the Registrant's second fiscal quarter of the period
covered by this report that has materially affected, or
is reasonably likely to materially affect, the
Registrant's internal control over financial reporting.
Item 12.  Exhibits.
(a)	Any code of ethics, or amendment thereto, that is the
subject of the disclosure required by Item 2, to the
extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:
Not applicable for this semi-annual report.
(b)	A separate certification for each principal executive
officer and principal financial officer of the
registrant as required by Rule 30a-2 under the Act (17
CFR 270.30a-2) in the exact form set forth below:
Attached hereto.
SIGNATURES
Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant)
The Singapore Fund, Inc.
By (Signature and Title)*
/s/ John J. O'Keefe
John J. O'Keefe
Vice President and Treasurer
Date: June 20, 2005


Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, this
report has been signed below by the following persons on
behalf of the registrant and in the capacities and on the
dates indicated.
By (Signature and Title)*
/s/ John J. O'Keefe
John J. O'Keefe
Vice President and Treasurer
Date: June 20, 2005

By (Signature and Title)*
/s/ Ikuo Mori
Ikuo Mori
Chairman
Date: June 20, 2005



* Print the name and title of each signing officer under his or her signature.

EXHIBIT 11(b)
CERTIFICATION
PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002
I, John J. O'Keefe, certify that:
1.	I have reviewed this report on Form N-CSR of The
Singapore Fund, Inc.
2.	Based on my knowledge, this report does not contain any
untrue statement of a material fact or omit to state a
material fact necessary to make the statements made, in
light of the circumstances under which such statements
were made, not misleading with respect to the period
covered by this report;
3.	Based on my knowledge, the financial statements, and
other financial information included in this report,
fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required
to include a statement of cash flows) of the registrant
as of, and for, the periods presented in this report;
4.	The registrant's other certifying officer and I are
responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c)
under the Investment Company Act of 1940) for the
registrant and have:
(a)	designed such disclosure controls and procedures,
or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in
which this report is being prepared;
 (b)	evaluated the effectiveness of the registrant's
disclosure controls and procedures and presented in this
report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within
90 days prior to the filing date of this report based on
such evaluation; and
(c)	disclosed in this report any change in the
registrant's internal control over financial reporting
that occurred during the second fiscal quarter of the
period covered by this report that has materially
affected, or is reasonably likely to materially affect,
the registrant's internal control over financial
reporting; and
5.	The registrant's other certifying officer and I have
disclosed, to the registrant's auditors and the audit
committee of the registrant's board of directors (or
persons performing the equivalent functions):
(a)	all significant deficiencies and material
weaknesses in the design or operation of internal
control which are reasonably likely to adversely affect
the registrant's ability to record, process, summarize,
and report financial information; and
(b)	any fraud, whether or not material, that involves
management or other employees who have a significant
role in the registrant's internal controls over
financial reporting.
Date:  June 20, 2005
/s/ John J. O'Keefe

John J. O'Keefe, Vice
President and
Treasurer


CERTIFICATION
PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002
I, Ikuo Mori, certify that:
1.	I have reviewed this report on Form N-CSR of The
Singapore Fund, Inc.
2.	Based on my knowledge, this report does not contain any
untrue statement of a material fact or omit to state a
material fact necessary to make the statements made, in
light of the circumstances under which such statements
were made, not misleading with respect to the period
covered by this report;
3.	Based on my knowledge, the financial statements, and
other financial information included in this report,
fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required
to include a statement of cash flows) of the registrant
as of, and for, the periods presented in this report;
4.	The registrant's other certifying officer and I are
responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c)
under the Investment Company Act of 1940) for the
registrant and have:
(a)	designed such disclosure controls and procedures,
or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in
which this report is being prepared;
 (b)	evaluated the effectiveness of the registrant's
disclosure controls and procedures and presented in this
report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within
90 days prior to the filing date of this report based on
such evaluation; and
(c)	disclosed in this report any change in the
registrant's internal control over financial reporting
that occurred during the second fiscal quarter of the
period covered by this report that has materially
affected, or is reasonably likely to materially affect,
the registrant's internal control over financial
reporting; and
5.	The registrant's other certifying officer and I have
disclosed, to the registrant's auditors and the audit
committee of the registrant's board of directors (or
persons performing the equivalent functions):
(a)	all significant deficiencies and material
weaknesses in the design or operation of internal
control which are reasonably likely to adversely affect
the registrant's ability to record, process, summarize,
and report financial information; and
(b)	any fraud, whether or not material, that involves
management or other employees who have a significant
role in the registrant's internal controls over
financial reporting.
Date:  June 20, 2005
/s/ Ikuo Mori

Ikuo Mori, Chairman
CERTIFICATION
PURSUANT TO SECTION 906
OF THE SARBANES-OXLEY ACT OF 2002
The undersigned, the Vice President and Treasurer of The Singapore Fund, Inc. (the "Fund"), with respect to the
Form N-CSR for the period ended October 31, 2004 as filed
with the Securities and Exchange Commission, hereby
certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:
1.	such Form N-CSR fully complies with the requirements of
section 13(a) or 15(d) of the Securities Exchange Act of
1934; and
2.	the information contained in such Form N-CSR fairly
presents, in all material respects, the financial
condition and results of operations of the Fund.
Dated:  June 20, 2005
/s/ John J. O'Keefe
John J. O'Keefe
This certification is being furnished solely pursuant to
18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.
CERTIFICATION
PURSUANT TO SECTION 906
OF THE SARBANES-OXLEY ACT OF 2002
The undersigned, the Chairman of The Singapore Fund,
Inc. (the "Fund"), with respect to the Form N-CSR for the period ended April 30, 2004 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C.
Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:
1.	such Form N-CSR fully complies with the requirements of
section 13(a) or 15(d) of the Securities Exchange Act of
1934; and
2.	the information contained in such Form N-CSR fairly
presents, in all material respects, the financial
condition and results of operations of the Fund.
Dated:  June 20, 2005
/s/ Ikuo Mori
Ikuo Mori
This certification is being furnished solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.
The Singapore Fund, Inc.


18
NYA 737891.2

NYA 737891.2


NYA 737891.2


27
NYA 737891.2

NYA 737891.2
The Singapore Fund, Inc.


31
NYA 737891.2

NYA 737891.2